Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,112,000
Previously Paid Amount	0.00
Total Fee Amount	705.97
Total Offset Amount	0.00
Net Fee	705.97
Narrative - Max Aggregate Offering Price	$ 5,112,000
Final Prospectus	true